LOANS (Details Narrative)												1 Months Ended			2 Months Ended		3 Months Ended		12 Months Ended
	Aug. 19, 2025 USD ($)	Aug. 19, 2025 AUD ($)	Jun. 13, 2025 USD ($)	Apr. 12, 2025 USD ($)	Mar. 05, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Nov. 03, 2022 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 27, 2025 USD ($)	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 14, 2025 USD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Jun. 13, 2025 AUD ($)	Apr. 12, 2025 AUD ($)	Apr. 02, 2025 AUD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)	Oct. 03, 2019
Line of Credit Facility [Line Items]
Debt instrument face amount																	$ 69,650		$ 54,850	$ 130,800												$ 70,315							$ 57,639	$ 85,000			$ 71,629			$ 71,629
Loan payable																	150,808
Repaid loan amount	$ 9,675
Number of shares of common stock in exchange of loans | shares					51,000		51,000
Settlement of convertible debt																	203,350		8,000	142,909
Amortization of debt discounts																	150,902	56,983	303,563	294,005
Remaining debt discount																	24,032		97,276	38,854
Loan payable - long-term - related party, net of discount																			105,627	58,642
Interest payable																	86,907		56,935
Interest payable current and non current																	10,519		4,365	8,700
Conversion price per share | $ / shares					$ 9		$ 9
Value of shares of common stock in exchange of loans																	438,064	99,891	176,375	773,548
Debt instrument fair value					$ 437,500		$ 437,500										178,884		468,500	352,565
Loss on extinguishment debt conversion																	$ 97,308		91,169	209,233
Debt instrument, maturity date, description																	maturity dates between November 2024 and April 2025 were in default as of September 30, 2025
Interest payable																			26,452	0
Gain on extinguishment of debt																	$ 195,861	(11,319)	(871,032)	54,565
Debt remaining																	$ 1,406		$ 0	$ 3,832
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Repaid loan amount	12,000	$ 12,000
Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																	15.00%		15.00%
Debt instrument face amount																	$ 65,280		$ 65,280
Interest payable current and non current																	$ 57,828		$ 55,360
Warrant [Member]
Line of Credit Facility [Line Items]
Stock valuation price per share | $ / shares																			$ 7,140
Warrant exercise price | $ / shares																			$ 600
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Measurement input																			4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Line of Credit Facility [Line Items]
Measurement input																			268
Director [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount																									$ 78,249	$ 120,000	$ 78,249	$ 120,000
Director [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount																									71,450	110,000	$ 71,450	$ 110,000
Loan Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage			18.00%	18.00%				18.00%	18.00%								18.00%			12.00%									18.00%	18.00%						18.00%					18.00%	12.00%
Debt instrument face amount			$ 9,675	$ 39,625				$ 113,485	$ 98,060						$ 9,731					$ 79,811									$ 15,000	$ 63,188					$ 15,000	$ 175,000	$ 9,731	$ 15,000			$ 150,000	$ 120,000
Debt instrument maturity date			Jun. 30, 2025	Jun. 30, 2025				Feb. 28, 2025	Nov. 01, 2024
Debt instrument loan bears interest rate			12.00%	12.00%				12.00%	12.00%
Debt instrument strike price									35.00%
Repaid loan amount	39,625
interest expense		1,818
Loans payable																	$ 65,280		$ 65,280	145,091											$ 105,000		$ 70,000											$ 105,000	$ 70,000
Remaining debt amount																			6,286
Interest payable current and non current																			6,286	665		$ 6,286
Loans including accrued interest amount																	0
Debt remaining																				79,811
Loan Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Interest payable current and non current																						$ 6,286
Letter Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage										10.00%																																					10.00%
Debt instrument face amount									$ 98,060	$ 153,256		$ 15,485																						$ 25,000													$ 230,000
Debt instrument maturity date										Jul. 05, 2026
Debt instrument loan bears interest rate										10.00%
Maturity term										3 years
Share price | $ / shares										$ 600
Number of shares of common stock in exchange of loans | shares										250
Fair value adjustment of warrants										$ 141,084
Letter Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Settlement of convertible debt																			143,000
Letter Agreement [Member] | Warrant [Member]
Line of Credit Facility [Line Items]
Stock valuation price per share | $ / shares										$ 7,140
Warrant exercise price | $ / shares										$ 600
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Line of Credit Facility [Line Items]
Maturity term										3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Measurement input										4.59																																					4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Line of Credit Facility [Line Items]
Measurement input										268																																					268
Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Amortization of debt discounts																	12,350	$ 66,000	244,000	232,700
Remaining debt amount																			14,000
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage											10.00%
Debt instrument face amount											$ 125,000			$ 142,909
Settlement of convertible debt														142,979
Amortization of debt discounts											37,500
Remaining debt discount											$ 25,000
Interest payable																				357
Interest payable current and non current														$ 70							$ 22,749
Value of shares of common stock in exchange of loans																					561
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																																																15.00%
Debt instrument face amount																	65,280		65,280	65,280
Convertible debt																	65,280		65,280	65,280
Interest payable current and non current																	57,828		55,360	45,541
Gain on extinguishment of debt																					$ 43,520
Related Party [Member]
Line of Credit Facility [Line Items]
Loan payable																	$ 460,240		415,329	71,629																			$ 57,639	$ 85,000			$ 71,629			$ 71,629
Debt instrument interest rate stated percentage																	12.00%
Loan payable												15,485	$ 25,000		9,731	$ 15,000
interest expense		257
Amortization of debt discounts																	$ 11,843		46,985	46,470
Remaining debt amount																	153,256		153,256	153,256
Remaining debt discount																	35,786		47,629	94,614
Loan payable - long-term - related party, net of discount																	0		105,627	58,642
Net of debt discount																	117,470
Interest payable current and non current																			30,483	$ 15,158
Related Party [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Interest payable current and non current																							$ 3,985	$ 6,205
Related Party [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Loan payable																	211,545		260,485
Interest payable current and non current																	$ 31,226		26,452
Investor [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																	12.00%
Debt instrument face amount																									$ 78,249	$ 120,000
Loan payable															$ 9,731	$ 15,000
Repaid loan amount	7,774	12,000
interest expense		653
Director [Member]
Line of Credit Facility [Line Items]
Loan payable												$ 15,485	$ 25,000
Repaid loan amount	$ 15,485
interest expense		$ 1,169
Two Investors [Member] | Debt Exchange Agreement [Member]
Line of Credit Facility [Line Items]
Loans payable						$ 86,248
Number of shares of common stock in exchange of loans | shares						30,000
Conversion price per share | $ / shares						$ 10
Value of shares of common stock in exchange of loans						$ 300,000
Debt instrument fair value						$ 300,000
Loss on extinguishment debt conversion																			$ 213,752